Intangible Assets (Details Narrative) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016
Disclosure of detailed information about intangible assets [line items]
Amount of fair value less costs	$ 3,200
Post-tax discount rate	10.50%
EBITDA growth rate	10.00%
Terminal growth rate	2.00%
Increase in post-tax discount rate	2.10%
Decrease in sales growth rate	0.00%
Impairment loss recognised in profit or loss, goodwill	$ (2,320)
Intangible assets	$ 37,864	$ 13,012	14,680	$ 14,575
Cash flow forecast period	5 years	5 years
Sales growth rate used to extrapolate cash flow projections	2.50%	5.00%
Royalty rate	5.00%	6.60%
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Impact of possible changes in key assumptions used in impairment test calculations	A 2.1% increase in the post-tax discount rate would result in an additional impairment of $951 thousand (31 January 2018: an increase of 1.5% would result an impairment of $929 thousand) against the carrying amount of the indefinite-lived brand intangibles. A reduction of the sales growth rate to 0% would result in an additional impairment of $1,554 thousand (31 January 2018: a reduction to 2% would result an impairment of $611 thousand) against the carrying amount of the indefinite-lived brand intangible assets.
Impairment of intangible assets	$ 951	$ 929
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Increase in post-tax discount rate	3.25%
Decrease in sales growth rate	5.00%
Impairment loss recognised in profit or loss, goodwill	$ 2,320
Intangible assets	2,320
Brand [Member]
Disclosure of detailed information about intangible assets [line items]
Amount of fair value less costs	3,900
Intangible assets	$ 10,205	$ 12,463	$ 12,036	$ 12,105
Cash flow forecast period	5 years
US Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rate	10.50%	0.00%
NZ Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rate	11.75%	11.40%